Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income attributable to EVO Payments, Inc	$ 16,713	$ 16,713	$ 16,713
Weighted average Class A common stock outstanding	17,293,355	17,293,355	17,293,355
Effect of dilutive securities	139,367
Total dilutive securities	17,432,722	17,432,722	17,432,722
Basic (in dollars per share)	$ 0.97	$ 0.97	$ 0.97
Diluted (in dollars per share)	$ 0.96	$ 0.96	$ 0.96
Stock option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	163,144
Class C Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	2,560,955
Class D Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	24,305,155